Related Party Transactions (Details) - Schedule of transactions with related parties - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Related Party Transaction [Line Items]
Related parties transaction amount	¥ 680
Purchases of services and materials provided by other entities [Member]
Related Party Transaction [Line Items]
Related parties transaction amount	6,253	4,451	6,763
Purchases of services and materials provided by other entities [Member] | Foshan Shunde Country Garden Property Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transaction amount	1,328	2,538	1,353
Purchases of services and materials provided by other entities [Member] | Huidong Country Garden Real Estate Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transaction amount	2,969
Purchases of services and materials provided by other entities [Member] | Guangdong Phoenix Holiday International Travel Service Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transaction amount		548	3,209
Purchases of services and materials provided by other entities [Member] | Guangdong Shunde Phoenix Optimal Commercial Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transaction amount	380		1,313
Purchases of services and materials provided by other entities [Member] | Others [Member]
Related Party Transaction [Line Items]
Related parties transaction amount	1,576	1,365	888
Construction services provided by other entities [Member]
Related Party Transaction [Line Items]
Related parties transaction amount	1,283		817
Construction services provided by other entities [Member] | Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transaction amount	603
Construction services provided by other entities [Member] | Guangdong Elite Architectural Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transaction amount			817
Services provided to other entities [Member]
Related Party Transaction [Line Items]
Related parties transaction amount	2,842	818
Services provided to other entities [Member] | Others [Member]
Related Party Transaction [Line Items]
Related parties transaction amount	650	117
Services provided to other entities [Member] | Kaiping Country Garden Property Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transaction amount	1,013	353
Services provided to other entities [Member] | Guangzhou Biyouwei Catering Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transaction amount	755	348
Services provided to other entities [Member] | Changsha Ningxiang Country Garden Property Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related parties transaction amount	¥ 424